Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 81,891	$ 71,590
Property and Equipment Net [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses			$ 61,903